Standby Equity Purchase Agreement - Expected Volatility (Details) $ in Thousands	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 02, 2023 USD ($)
Expected draws
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, measurement input	11,900	5,000	5,000
Expected probability of draws
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, measurement input	1.000	0.900	0.900
Risk-free interest rate
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, measurement input	0.055	0.054	0.049